ISSUED CAPITAL	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
ISSUED CAPITAL	ISSUED CAPITAL
The following table details the common shares of the Company as of:

	June 30, 2024	December 31, 2023

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 82,871,812 ( 2023: 766,350) shares held by a subsidiary of the Company	1,849,190,667	1,756,731,135

The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares.
On March 1, 2024, VEON announced the issuance of 92,459,532 ordinary shares, after approval from the Board, and as a result of the issuance, VEON now has 1,849,190,667 issued and outstanding ordinary shares. The shares were initially issued to VEON Holdings B.V., a wholly owned subsidiary of the Company (and in accordance with Bermuda law are considered fully issued and outstanding shares), and then subsequently allocated to satisfy awards under the Company's Incentive Plans as and when needed. The ordinary shares were issued at a price of USD 0.001 per share, which is equal to the nominal value of VEON's ordinary shares.
As of June 30, 2024, 10,354,070 shares held by VEON Holdings B.V. were issued under the Company’s Incentive Plans. For those shares issued to key management personnel and board of directors refer to Note 12.